Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides reserve information for our major product lines for the years ended December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$0.5	$—	$0.4	$—	$0.5	$—	$0.5	$—
Disposed and run-off businesses	328.2	2.3	64.4	6.8	325.9	2.4	59.9	4.7
Short Duration Contracts:
Disposed and run-off businesses	—	—	21.7	0.2	—	0.1	24.0	0.5
Credit life and disability	—	—	—	—	—	—	—	0.1
Total	$328.7	$2.3	$86.5	$7.0	$326.4	$2.5	$84.4	$5.3
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and are comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2020	2019	2018
Claims and benefits payable, at beginning of year	$89.7	$94.4	$89.3
Less: Reinsurance ceded and other	(89.6)	(94.3)	(89.2)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.3	0.2	0.2
Total incurred losses and loss adjustment expenses	0.3	0.2	0.2
Paid losses and loss adjustment expenses related to:
Current year	0.2	0.2	0.2
Prior years	0.1	—	—
Total paid losses and loss adjustment expenses	0.3	0.2	0.2
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	93.4	89.6	94.3
Claims and benefits payable, at end of year	$93.5	$89.7	$94.4